UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR
ASSET-BACKED SECURITIES
AMMENDMENT NO. 1
Commission File Number of the issuing entity: 333-205966-06
Central Index Key Number of the issuing entity: 0001708287
Ford Credit Auto Owner Trust 2017-B
(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor: 333-205966
Central Index Key Number of the depositor: 0001129987
Ford Credit Auto Receivables Two LLC
(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000038009
Ford Motor Credit Company LLC
(Exact name of sponsor as specified in its charter)

Ryan M. Hershberger, Phone: 313-594-3495
(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM
Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).
Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

EXPLANATORY NOTE

This Form ABS-EE/A and the attached Exhibits 102 and 103 replace and supersede the Form ABS-EE and attached Exhibits 102 and 103 that were filed with the U.S. Securities and Exchange Commission on February 25, 2020, Accession Number 0001708287-20-000006, with respect to Ford Credit Auto Owner Trust 2017-B (the "Original Report"). Effective upon the filing of this Form ABS-EE/A, each of Exhibit 102 and Exhibit 103 of the Original Report is replaced and superseded in its entirety by Exhibit 102 and Exhibit 103, respectively, to this Form ABS-EE/A. Other than as described in this explanatory note, this Form ABS-EE/A does not reflect events occurring after the filing of the Original Report.

EXHIBIT INDEX

Exhibit	Description
102	Asset Data File
103	Asset Related Document (Additional Explanatory Disclosure)

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Ford Credit Auto Owner Trust 2017-B
(Issuing Entity)

Date: February 27, 2020	By: Ford Motor Credit Company LLC
(Servicer)

/s/ Ryan M. Hershberger
Name: Ryan M. Hershberger
Title: Assistant Treasurer